Net fee and commission income - Summary of total fees in scope of IFRS 15 Revenues from Contracts with Customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee and commission income [abstract]
Total revenue from contracts with customers	£ 8,569	£ 8,029	£ 8,460
Other non-contract fee income	139	142	121
Fee and commission income	8,708	8,171	8,581
Fee and commission expense	(3,247)	(2,745)	(1,994)
Net fee and commission income	5,461	5,426	6,587
Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	3,692	3,252	2,548
Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	903	964	1,096
Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	1,763	1,521	1,135
Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	2,079	2,037	3,425
Other
Fee and commission income [abstract]
Total revenue from contracts with customers	132	255	256
Operating segments | Corporate and Investment Bank
Fee and commission income [abstract]
Total revenue from contracts with customers	4,971	4,869	5,945
Other non-contract fee income	138	138	116
Fee and commission income	5,109	5,007	6,061
Fee and commission expense	(1,265)	(966)	(781)
Net fee and commission income	3,844	4,041	5,280
Operating segments | Corporate and Investment Bank | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	500	449	390
Operating segments | Corporate and Investment Bank | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	652	820	968
Operating segments | Corporate and Investment Bank | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	1,674	1,465	1,082
Operating segments | Corporate and Investment Bank | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	2,079	2,036	3,425
Operating segments | Corporate and Investment Bank | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	66	99	80
Operating segments | Consumer, Cards and Payments
Fee and commission income [abstract]
Total revenue from contracts with customers	3,583	3,138	2,494
Other non-contract fee income	1	4	5
Fee and commission income	3,584	3,142	2,499
Fee and commission expense	(1,978)	(1,778)	(1,207)
Net fee and commission income	1,606	1,364	1,292
Operating segments | Consumer, Cards and Payments | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	3,192	2,803	2,158
Operating segments | Consumer, Cards and Payments | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	251	144	128
Operating segments | Consumer, Cards and Payments | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	89	56	53
Operating segments | Consumer, Cards and Payments | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	0	1	0
Operating segments | Consumer, Cards and Payments | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	51	134	155
Head Office
Fee and commission income [abstract]
Total revenue from contracts with customers	15	22	21
Other non-contract fee income	0	0	0
Fee and commission income	15	22	21
Fee and commission expense	(4)	(1)	(6)
Net fee and commission income	11	21	15
Head Office | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Head Office | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Head Office | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Head Office | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Head Office | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	£ 15	£ 22	£ 21